[GRAPHIC OMITTED]
                                     The Lincoln National Life Insurance Company
                                                         350 Church Street, MLW1
                                                Hartford, Connecticut 06103-1106


Lawrence A. Samplatsky,
Assistant Vice President and Senior Counsel
Telephone:  (860) 466 -2374
Facsimile:   (860) 466 - 1778

August 31, 2006                                                       VIA EDGAR
                                                                      ---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Lincoln Life Flexible Premium Variable Life Account D
        File No. 033-00417; 811-04592
Lincoln Life Flexible Premium Variable Life Account F
        File No. 033-14692, 333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G
        File No. 033-22740; 811-05585
Lincoln Life Flexible Premium Variable Life Account J
        File No. 033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K
        File No. 033-76432; 811-08412
Lincoln Life Flexible Premium Variable Life Account M
        File No. 333-82663, 333-84360, 333-42479, 333-54338, 333-84370,
        333-63940, 333-111137, 333-111128,333-118478, 333-118477; 811-08557
Lincoln Life Flexible Premium Variable Life Account R
        File No. 333-43107, 333-33782, 333-90432, 333-115882,
        333-125792, 333-125991; 811-08579
Lincoln Life Flexible Premium Variable Life Account S
        File No. 333-72875, 333-104719, 333-125790; 811-09241
Lincoln Life Flexible Premium Variable Life Account Y
        File No. 333-81884, 333-81882, 333-90438, 333-118482,
        333-118481, 333-115883; 811-21028
Lincoln Life & Annuity Flexible Premium Variable Life Account M
        File No. 333-42507, 333-61594, 333-84684, 333-52194, 333-84688,
        333-112972, 333-115839, 333-118480, 333-118479; 811-08559
LLANY Separate Account R for Flexible Premium Variable Life
        File No. 333-46113, 333-33778, 333-90508, 333-115884,
        333-125791, 333-125993; 811-08651
LLANY Separate Account S for Flexible Premium Variable Life
        File No. 333-74325, 333-107461, 333-125794; 811-09257
Lincoln Life & Annuity Flexible Variable Life Account Y
        File No. 333-81892, 333-81886, 333-90526, 333-118484, 333-118483,
        333-115885; 811-21029
CG Variable Life Insurance Separate Account I
        File No. 033-84426; 811-08780
CG Variable Life Insurance Separate Account II
        File No. 033-89238; 811-08970
Variable Life Account B of ING Life Insurance & Annuity Company
        File No. 033-75248, 033-76004, 033-76018, 033-64277
        033-27337; 811-04536


Commissioners:
As required by Rule 30d-2 under the Investment Company Act of 1940, as amended, (the "Act"), the above-referenced Separate Accounts, unit investment trusts, registered under the Act, mailed to contract owners a report containing financial statements and other applicable information required by Rule 30d-1 under the Act ("Semi-Annual Report") for each of the management investment companies (the "Underlying Funds") issuing securities held by the Account. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the Underlying Funds have filed their Semi-Annual Reports with the Securities and Exchange Commission via EDGAR. The filings are incorporated herein by reference.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel